Expense Example - FidelityShortDurationHighIncomeFund-AMCIZPRO - FidelityShortDurationHighIncomeFund-AMCIZPRO - Fidelity Short Duration High Income Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Short Duration High Income Fund - Class I
Expense Example:
1 year	$ 77
3 years	256
5 years	454
10 years	1,026
Fidelity Advisor Short Duration High Income Fund - Class A
Expense Example:
1 year	498
3 years	723
5 years	969
10 years	1,675
Fidelity Advisor Short Duration High Income Fund - Class M
Expense Example:
1 year	498
3 years	726
5 years	977
10 years	1,695
Fidelity Advisor Short Duration High Income Fund - Class C
Expense Example:
1 year	278
3 years	577
5 years	1,008
10 years	1,997
Fidelity Advisor Short Duration High Income Fund - Class Z
Expense Example:
1 year	67
3 years	228
5 years	405
10 years	$ 919